UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4181

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
(Exact name of registrant as specified in charter)
--------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

Registrant'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  JUNE 30, 2003

The words "First Investors" in a box across the top of the page.

FIRST INVESTORS
U.S. GOVERNMENT PLUS FUND

SEMI-ANNUAL REPORT
JUNE 30, 2003

First Investors Logo

The words "A MEMBER OF THE FIRST INVESTORS FINANCIAL NETWORK" under the First Investors logo.

F16146



Portfolio of Investments
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
June 30, 2003
-------------------------------------------------------------------------------------------------------
                                                                                                Amount
Principal                                                                                     Invested
   Amount                                                                                     For Each
       or                                                                                   $10,000 of
   Shares    Security                                                       Value           Net Assets
-------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT SECURITIES--97.0%
     $980M   Treasury STRIPS, due 11/15/2004 (cost $856,704)             $964,700               $9,705
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--2.1%
             Consumer Discretionary--.5%
      150  * Movie Gallery, Inc.                                            2,768                   28
      100    Pier 1 Imports, Inc.                                           2,040                   20
-------------------------------------------------------------------------------------------------------
                                                                            4,808                   48
-------------------------------------------------------------------------------------------------------
             Consumer Staples--.2%
      100  * Chiquita Brands International, Inc.                            1,450                   14
      100  * Pathmark Stores, Inc.                                            765                    8
-------------------------------------------------------------------------------------------------------
                                                                            2,215                   22
-------------------------------------------------------------------------------------------------------
             Health Care--.6%
      100  * Centene Corporation                                            3,890                   39
      200  * Province Healthcare Company                                    2,214                   22
-------------------------------------------------------------------------------------------------------
                                                                            6,104                   61
-------------------------------------------------------------------------------------------------------
             Industrials--.2%
      100  * Mobile Mini, Inc.                                              1,633                   17
-------------------------------------------------------------------------------------------------------
             Information Technology--.6%
      150  * Intergraph Corporation                                         3,225                   33
      100  * Manhattan Associates, Inc.                                     2,597                   26
-------------------------------------------------------------------------------------------------------
                                                                            5,822                   59
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $17,210)                                20,582                  207
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $873,914)                     99.1%      985,282                9,912
Other Assets, Less Liabilities                                   .9         8,780                   88
-------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%     $994,062              $10,000
=======================================================================================================

* Non-income producing

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
June 30, 2003
-------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                                  $   873,914

  At value (Note 1A)                                                                  $   985,282
Cash                                                                                        8,885
Other assets                                                                                2,771
                                                                                      -----------
Total Assets                                                                              996,938
                                                                                      -----------
Liabilities
Accrued expenses                                                                            2,366
Accrued advisory fees                                                                         510
                                                                                      -----------
Total Liabilities                                                                           2,876
                                                                                      -----------
Net Assets                                                                            $   994,062
                                                                                      ===========
Net Assets Consist of:
Capital paid in                                                                       $   843,637
Undistributed net investment income                                                        36,711
Accumulated net realized gain on investments                                                2,346
Net unrealized appreciation in value of investments                                       111,368
                                                                                      -----------
Total                                                                                 $   994,062
                                                                                      ===========
Shares of Beneficial Interest Outstanding (Note 3)                                        114,388
                                                                                      ===========
Net Asset Value and Redemption Price Per Share
  (Net assets divided by shares of beneficial interest outstanding)                         $8.69
                                                                                           ======
Maximum Offering Price Per Share
  (Net asset value /.92)*                                                                   $9.45
                                                                                           ======
* On purchases of $10,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
Six Months Ended June 30, 2002
-------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                                       $    42,209
Dividends income                                                                               12
                                                                                      -----------
Total income                                                                               42,221
                                                                                      -----------
Expenses (Notes 1 and 4):
  Advisory fee                                                                              5,007
  Professional fees                                                                         4,404
  Shareholder servicing costs                                                               1,113
  Custodian fees                                                                              213
  Other expenses                                                                            1,986
                                                                                      -----------
Total expenses                                                                             12,723
Less: Expenses waived or assumed                                                           (7,103)
      Custodian fees paid indirectly                                                         (110)
                                                                                      -----------
Net expenses                                                                                5,510
                                                                                      -----------
Net investment income                                                                      36,711
                                                                                      -----------
Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain on investments                                                            2,303
Net unrealized depreciation of investments                                                (27,396)
                                                                                      -----------
Net loss on investments                                                                   (25,093)
                                                                                      -----------
Net Increase in Net Assets Resulting from Operations                                  $    11,618
                                                                                      ===========

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND

-------------------------------------------------------------------------------------------------
                                                              Six Months Ended         Year Ended
                                                                 June 30, 2003  December 31, 2002
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income                                                $36,711            $73,929
  Net realized gain on investments                                       2,303             30,439
  Net unrealized depreciation of investments                           (27,396)           (37,187)
                                                                    ----------         ----------
    Net increase in net assets resulting from operations                11,618             67,181
                                                                    ----------         ----------
Distributions to Shareholders
  Net investment income                                                     --            (73,929)
  Net realized gains                                                        --            (30,036)
                                                                    ----------         ----------
    Total distributions                                                     --           (103,965)
                                                                    ----------         ----------
Trust Share Transactions *
Reinvestment of distributions                                               --            103,210
Cost of shares redeemed                                                (35,043)          (147,275)
                                                                    ----------         ----------
     Net decrease from trust share transactions                        (35,043)           (44,065)
                                                                    ----------         ----------
Net decrease in net assets                                             (23,425)           (80,849)

Net Assets
  Beginning of period                                                1,017,487          1,098,336
                                                                    ----------         ----------
  End of period (Includes undistibuted net investment income
    of $36,711 and $0 respectively)                                   $994,062         $1,017,487
                                                                    ==========         ==========
* Trust Shares Issued and Redeemed
  Issued for distributions reinvested                                       --             12,015
  Redeemed                                                              (4,050)           (16,045)
                                                                    ----------         ----------
  Net decrease in trust shares outstanding                              (4,050)            (4,030)
                                                                    ==========         ==========

See notes to financial statements




Notes to Financial Statements
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 1ST FUND
June 30, 2003

1. Significant Accounting Policies -- First Investors U.S. Government Plus Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust operates as a series fund, currently issuing shares of beneficial interest of the 1st Fund (the "Fund") only. The Fund's objective is first to generate income, and, to a lesser extent, achieve long-term capital appreciation.

A. Security Valuation -- Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded. Securities which have no sales on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices. The Treasury STRIPS in which the Fund invests are traded primarily in the over-the-counter market. Such securities are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees.

B. Federal Income Taxes -- No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve the Fund from all, or substantially all, federal income taxes.

C. Distributions to Shareholders -- Distributions to shareholders are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October capital losses.

D. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for common stocks and the amortized cost basis for Treasury STRIPS for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income (consisting of accreted discount) and estimated expenses are accrued daily. For the six months ended June 30, 2003, the Fund's custodian has provided credits in the amount of $110 against custodian charges based on the uninvested cash balances of the Fund.

E. Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.



Notes to Financial Statements (continued)
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 1ST FUND
June 30, 2003

2. Security Transactions -- For the six months ended June 30, 2003, purchases and sales of securities and long-term U.S. Government
Obligations, excluding short-term notes, were as follows:

                                               Long-Term
                       Securities     U S  Government Obligations
                       ----------     ---------------------------
Purchases                 $   --                $    --
Proceeds of sales             --                 19,683

At June 30, 2003, the cost of investments for federal income tax purposes was $873,914. Accumulated net unrealized appreciation on investments was $111,368, consisting of $112,524 gross unrealized appreciation and $1,156 gross unrealized depreciation.

3. Trust Shares -- The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund.

4. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Trust are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation, its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Trust's individual retirement accounts ("IRA"). Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 2003, total trustees fees accrued by the Fund amounted to $150.

The Investment Advisory Agreement provides as compensation to FIMCO, an annual fee, payable monthly, at the rate of 1% of the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. The total advisory fee accrued to FIMCO for the six months ended June 30, 2003, was $5,007 of which $2,003 was waived. In addition, expenses of $5,100 were assumed by FIMCO.

For the six months ended June 30, 2003, shareholder servicing costs included $748 in transfer agent fees paid to ADM and $260 in IRA custodian fees paid to FIFSB.



Financial Highlights
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 1st FUND

The following table sets forth the operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

                                                     -----------------------------------------------------
                                                                    Year Ended December 31
                                         1/1/03 to   -----------------------------------------------------
                                           6/30/03       2002       2001       2000       1999       1998
                                          --------   --------   --------   --------   --------   ---------
Per Share Data
--------------
Net Asset Value, Beginning of Period        $ 8.59     $ 8.97     $ 9.06     $ 8.88     $10.23      $10.25
                                          --------   --------   --------   --------   --------   ---------
Income from Investment Operations:
  Net Investment Income                       .321       .695       .682       .680       .681        .723
  Net Realized and Unrealized Gain
  (Loss) on Investments                      (.221)     (.098)      .002       .317     (1.205)       .453
                                          --------   --------   --------   --------   --------   ---------
    Total from Investment Operations          .100       .597       .684       .997     (0.524)      1.176
                                          --------   --------   --------   --------   --------   ---------

Less Distributions from:
  Net Investment Income                         --       .695       .682       .681       .681        .723
  Net Realized Gain                             --       .282       .092       .136       .145        .473
                                          --------   --------   --------   --------   --------   ---------
    Total Distributions                         --       .977       .774       .817       .826       1.196
                                          --------   --------   --------   --------   --------   ---------
Net Asset Value, End of Period              $ 8.69     $ 8.59     $ 8.97     $ 9.06     $ 8.88      $10.23
                                          ========   ========   ========   ========   ========   =========
Total Return (%)+                             1.16       6.65       7.55      11.22      (5.12)      11.47
-----------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (in thousands)      $994     $1,017     $1,098     $1,093     $1,090      $1,235

Ratio to Average Net Assets (%)*:
  Expenses                                    1.10(a)    1.10       1.10       1.10       1.10        1.10
  Net Investment Income                       7.35(a)    7.08       7.04       7.18       6.65        6.35

Ratio to Average Net Assets Before Expenses
  Waived or Assumed (%):
  Expenses                                    2.54(a)    2.61       2.24       2.26       2.08        1.93
  Net Investment Income                       5.91(a)    5.57       5.90       6.02       5.67        5.52

Portfolio Turnover Rate (%)                      0          2          0          0          1           1

 +  Calculated without sales charges
 *  Net of expenses waived or assumed (Note 4)
(a) Annualized

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Trustees of
First Investors U.S. Government Plus Fund - 1st Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 1st Fund of First Investors U.S. Government Plus Fund as of June 30, 2003, and the related statement of operations, the statement of changes in net assets and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1st Fund of First Investors U.S. Government Plus Fund as of June 30, 2003, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
August 1, 2003



FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Trustees
--------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------

Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

Item 1.  Reports to Stockholders - Filed herewith

Item 2.  Code of Ethics - Not applicable to Semi-Annual Report

Item 3.  Audit Committee Financial Expert - Not applicable to Semi-
	 Annual Report

Item 4. Principal Accountant Fees and Services - Not applicable to Semi-Annual Report

Item 5.  [Reserved]

Item 6.  [Reserved]

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
	 Closed-End Management Investment Companies - Not applicable for this filing

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits

(a)	Code of Ethics - Not applicable to Semi-Annual Report

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors U.S. Government Plus Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 4, 2003


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors U.S. Government Plus Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 4, 2003